REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Gold	$ 675,328	$ 397,376	$ 240,080
Copper & Gold concentrate	251,647	202,709	178,662
Provisional prices	(9,577)	(5,922)	(1,848)
Other (a)	4,335
Revenue	$ 921,733	$ 594,163	$ 416,894